STOCK OPTIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Stock Options
STOCK OPTIONS

For the nine months ended November 30, 2013, the Company issued options to purchase 300,000 shares of common stock at $3.25 per share to members of its management team and its Board of Directors. The options vested in four equal installments on each of May 31, 2013, August 31, 2013, November 30, 2013 and February 28, 2014 and expire on April 5, 2023. These options had a total fair value of $632,794 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 0.68%; (2) an expected term of 5.25 years; (3) an expected volatility of 129%; and (4) zero expected dividends.  During the three and nine months ended November 30, 2013, the Company recognized $158,199 and $474,596 of compensation expense related to these options.  During the three and nine months ended November 30, 2014, the Company did not recognize any compensation expense related to these options.

For the nine months ended November 30, 2013, the Company issued options to purchase 523,500 shares of common stock at $3.25 per share to members of its scientific advisory board and clinical advisory board and a consultant. The options vested in four equal installments on each of May 31, 2013, August 31, 2013, November 30, 2013 and February 28, 2014 and expire on April 5, 2023. Compensation expense related to these non-employee options was measured and recognized at each vesting date.  The aggregated fair value of the vested options on the third measurement date amounted to $891,512 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 2.56%; (2) an expected term of 9.60 years; (3) an expected volatility of 125%; and (4) zero expected dividends.  The Company recognized $180,599 and $710,912 in stock option expense for the three and nine months ended November 30, 2013, respectively. During the three and nine months ended November 30, 2014, the Company did not recognize any compensation expense related to these options.

For the nine months ended November 30, 2014, 220,000 non-employee performance-based stock options vested with a value of $232,000.  These options vested based on the completion of a trial and subsequent publication of results on June 3, 2014. The Company recognized $0 and $232,000 in stock option expense for the three and nine months ended November 30, 2014.

For the nine months ended November 30, 2014, an aggregate of 90,000 employee performance-based stock options vested with a value of $127,000. These options vested once certain milestones were completed by the employees, which included the completion of the research plan, lab setup, essential hires and investor presentation for the therapeutics program.  The Company recognized $0 and $127,000 in stock option expense for the three and nine months ended November 30, 2014.

For the nine months ended November 30, 2014, 100,000 stock options issued to certain members of our Board of Directors with an exercise price equal to $3.25 were cancelled in an effort to reduce the fully-diluted share count and increase the number of available stock options. The Company determined that the transaction was not considered to be a modification of these stock-based awards. All stock-based compensation related to these options were recognized in the fiscal year ended February 28, 2014 and have not been reversed.

For the three and nine months ended November 30, 2014, the Company issued options to purchase 600,000 shares of common stock at $1.10 per share to members of its management team. The options vest upon certain milestones being achieved as follows: (i) 200,000 stock options shall fully vest two years following the date of issuance; (ii) of the remaining 400,000 stock options, one-third shall vest once the Company’s CLIA laboratory is operational, one-third shall vest upon the Company’s first commercial sale, and one-third shall vest upon the Company achieving $25 million in sales for the prior twelve month period.  These options had a total fair value of $368,002 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.66%; (2) an expected term of 5.33 years; (3) an expected volatility of 116%; and (4) zero expected dividends.  The Company has recognized $8,393 in stock compensation expense in connection with the tranche with time-vesting condition of these options during the three and nine months ended November 30, 2014. The Company has not recognized any stock based compensation for the tranches with performance-vesting conditions, and expects to recognize the compensation expense when vesting become probable, which has not yet occurred.

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value		Weighted average remaining contractual life (years)

Outstanding at February 28, 2014	2,680,000	$1.70		$-	-
Forfeited	425,000	$1.59		$-	-
Issued	600,000	$1.10		$-	-
Outstanding and expected to vest at November 30, 2014	2,855,000	$1.59		$-	8.49
Exercisable at November 30, 2014	1,705,000	$1.79	$		7.81

As of November 30, 2014, 841,500 options are exercisable at $0.68 per share with a weighted average life of 7.11 years, 673,500 options are exercisable at $3.25 with a weighted average life of 8.35 years, and 190,000 options are exercisable at $1.50 with a weighted average life of 9.05 years. Additionally, 950,000 options with an exercise price of $1.36 and a weighted average life of 9.40 years have yet to vest.

As of November 30, 2014, we had $119,607 of unrecognized stock-based compensation expected to be recognized over an average weighted period of 1.9 years and $240,000 of unrecognized stock-based compensation related to employee stock options whose recognition is dependent on certain milestones to be achieved.  Additionally, there were 550,000 stock options with a performance vesting condition that were granted to consultants which will be measured and recognized when vesting becomes probable.

Under our 2012 Plan, which is administrated by the compensation committee of the Board of Directors, we have reserved 3,116,789 shares of common stock available for issuance and we may grant to employees, non-employee directors and consultants, equity incentives in the form of, among other, stock options, restricted stock, and stock appreciation rights. As of February 28, 2014, we had a total of 33,776 shares of common stock that remained available for issuance under the 2012 Plan.

During January 2012, the Company issued options to purchase 1,116,500 shares of common stock at $0.68 per share to its President, members of its scientific advisory board and clinical advisory board, and several consultants involved in the Company’s ongoing research related to cancer. All of the options except 220,000 vest immediately and expire on January 6, 2022. These options that vested immediately have a fair value of $611,250, as calculated using the Black-Scholes model. Assumption used in the Black-Scholes model included: (1) a discount rate of 1.98%; (2) an expected term of 10 years; (3) an expected volatility of 403%; and (4) zero expected dividends. The unvested options were granted to a consultant and vest upon the successful conclusion of the Company’s 500-patient MetaSite Breast trial, as determined by the compensation committee of the Board of Directors in its reasonable discretion.  These unvested options will be measured and recognized when vesting is probable.

During the year ended February 28, 2014, the Company issued options to purchase 300,000 shares of common stock at $3.25 per share to members of its management team and its Board of Directors. The options vest in four equal installments on each of May 31, 2013, August 31, 2013, November 30, 2013 and February 28, 2014 and expire on April 5, 2023. These options have a total fair value of $632,794 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 0.68%; (2) an expected term of 5.25 years; (3) an expected volatility of 128.9%; and (4) zero expected dividends.  For the year ended February 28, 2014, the Company recognized $632,794 in expense for these options.

During the year ended February 28, 2014, the Company issued options to purchase 523,500 shares of common stock at $3.25 per share to members of its scientific advisory board and clinical advisory board and a consultant. The options vest in four equal installments on each of May 31, 2013, August 31, 2013, November 30, 2013 and February 28, 2014 and expire on April 5, 2023. Compensation expense related to these options was measured at each vesting date.  The aggregated fair value of these options on the measurement dates amounted to $872,528 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 2.59%; (2) an expected term of 9.48 years; (3) an expected volatility of 123.6%; and (4) zero expected dividends.  For the year ended February 28, 2014, the Company recognized $872,528 in expense for these options.

During the year ended February 28, 2014, the Company issued options to purchase 190,000 shares of common stock at $1.50 per share to employees. The options vest based on certain performance-based milestones and expire on December 16, 2023. These options have a total fair value of $270,274 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.12%; (2) an expected term of 10 years; (3) an expected volatility of 121.5%; and (4) zero expected dividends.  As of February 28, 2014, the Company did not recognize any expense for these options.

During the year ended February 28, 2014, the Company issued options to purchase 550,000 shares of common stock at $1.50 per share to a consultant. 100,000 options vest immediately and 450,000 options vest upon the Company achieving certain performance-based milestones, and expire on December 16, 2023. The options that vested immediately have a total fair value of $142,250 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.12%; (2) an expected term of 10 years; (3) an expected volatility of 121.5%; and (4) zero expected dividends.  For the options with vesting contingent on achieving certain performance-based milestones, the Company will measure the fair value of these options and recognize the compensation expense when vesting becomes probable.  For the options that vested immediately, the Company recognized $142,250 in expense during the year ended February 28, 2014.

During the year ended February 28, 2014, stock option expense of $1,540,884 and $106,688 was recorded in general and administrative expenses and in research and development expenses, respectively.

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2013	1,116,500	$0.68	-	-
Granted	1,563,500	$2.42	-	-
Outstanding and expected to vest at February 28, 2014	2,680,000	$1.70	$599,025	8.78
Exercisable at February 28, 2014	1,820,000	$1.89	$599,025	8.53

As of February 28, 2014, 896,500 options are exercisable at $0.68 per share with a weighted average life of 7.86 years, 823,500 options are exercisable at $3.25 with a weighted average life of 9.10 years, and 100,000 options are exercisable at $1.50 with a weighted average life of 9.80 years. Additionally, 220,000 options with an exercise price of $0.68 and a weighted average life of 7.86 years have yet to vest and 640,000 options with an exercise price of $1.50 and a weighted average life of 9.80 years have yet to vest.

As of February 28, 2014, we had $270,274 of unrecognized compensation related to stock options whose recognition is dependent on certain milestones to be achieved.  Additionally, there were 670,000 stock options with a performance vesting condition that were granted to consultants which will be measured and recognized when vesting becomes probable.